Consolidated Statements of Changes in Deficit - USD ($)	Issued Capital	Treasury Shares	Share Premium	Retained Earnings	Foreign Currency Translation Reserves	Total
Beginning balance, shares at Dec. 31, 2015	1,954,651	85,800
Beginning balance, value at Dec. 31, 2015	$ 2,040	$ (343,113)	$ 18,289,096	$ (21,641,840)	$ (1,316,999)	$ (5,010,816)
Statement Line Items [Line Items]
Non-employee stock based compensation			370,040			370,040
Beneficial conversion feature on convertible promissory notes			581,505			581,505
(Loss)/profit for the year				(565,144)		(565,144)	[1]
Foreign currency translation reserve					(139,370)	$ (139,370)	[1]
Ending balance, shares at Dec. 31, 2016	1,954,651	85,800				1,954,651
Ending balance, value at Dec. 31, 2016	$ 2,040	$ (343,113)	19,240,641	(22,206,984)	(1,456,369)	$ (4,763,785)
Statement Line Items [Line Items]
Non-employee stock based compensation			95,419			95,419
Stock option exercise, shares	2,900
Stock option exercise	$ 3		5,607			5,610
Beneficial conversion feature on convertible promissory notes			59,298			59,298
Non-cash capital contribution by shareholder in connection with forgiveness of debt			203,312			203,312
Sale of subsidiary, shares	(53,828)	53,828
Sale of subsidiary, value		$ (80,742)				(80,742)
(Loss)/profit for the year				(3,687,136)		(3,687,136)
Foreign currency translation reserve					813,007	$ 813,007
Ending balance, shares at Dec. 31, 2017	1,903,723	139,628				1,903,723
Ending balance, value at Dec. 31, 2017	$ 2,043	$ (423,855)	19,604,277	(25,894,120)	(643,362)	$ (7,355,017)
Statement Line Items [Line Items]
Non-employee stock based compensation			20,210			20,210
(Loss)/profit for the year				1,016,941		1,016,941
Foreign currency translation reserve					(180,146)	$ (180,146)
Ending balance, shares at Dec. 31, 2018	1,903,723	139,628				1,903,723
Ending balance, value at Dec. 31, 2018	$ 2,043	$ (423,855)	$ 19,624,487	$ (24,877,179)	$ (823,508)	$ (6,498,012)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)